CONSOLIDATED BALANCE SHEETS (Parenthetical) - € / shares	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED BALANCE SHEETS
Common stock, par value	€ 0.13	€ 0.13
Common stock, shares issued	37,373,312	37,197,731
Commons stock, shares outstanding	37,103,779	36,910,925
Treasury stock	269,533	286,806